UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4765

Dreyfus New York AMT-Free Municipal Bond Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	05/31/09

FORM N-CSR

Item 1.	Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

18	Statement of Assets and Liabilities

19	Statement of Operations

20	Statement of Changes in Net Assets

22	Financial Highlights

26	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

Dreyfus New York AMT-Free Municipal Bond Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Dreyfus NewYork AMT-Free Municipal Bond Fund, covering the six-month period from December 1, 2008, through May 31, 2009.

Like most other financial markets, the municipal bond market went on a wild ride during the reporting period, with higher-yielding securities plummeting over the first half of the reporting period and rebounding strongly in the second half. In supporting the recent rally, investors apparently shrugged off more bad economic news: the unemployment rate surged to a 25-year high, and a 6.3% annualized contraction over the fourth quarter of 2008 was followed by a 5.7% revised estimate of economic contraction during the first quarter of 2009.Yet, the market rebound proved to be robust, particularly among lower-rated securities that had been battered during the downturn.

These enormous swings leave investors to wonder if the financial markets are forecasting sustainable economic improvement, or could this be a bear market rally where securities reach such depressed levels that even the slightest hint of good news lifts prices? We generally have remained cautious in the absence of real economic progress, but the market’s gyrations illustrate an important feature of many market rallies—when they snap back, the rebounds are often quick and sharp, potentially leaving investors on the sidelines.That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy tailored to your current investment needs and future goals. For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation June 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2008, through May 31, 2009, as provided by Joseph P. Darcy, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31,2009,Dreyfus NewYork AMT-Free Municipal Bond Fund’s Class A, B and C shares produced total returns of 9.37%, 9.10% and 8.96%, respectively.1 In comparison, the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 9.00% for the full six-month period.2

On December 15, 2008, the fund also began to offer Class I shares, which posted a 14.94% for the period between their inception and the end of the reporting period.1

In the wake of severe volatility due to a financial crisis and economic downturn, municipal bonds rebounded during the reporting period as investors returned to the market.The fund produced returns that were higher than, or in line with, its benchmark index, which we attribute in part to the fund’s bias toward higher-quality bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal, New York state and NewYork city income taxes to the extent consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, NewYork state and NewYork city personal income taxes. The fund also seeks to provide income exempt from the federal alternative minimum tax (“AMT”).The fund will invest at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds Recovered Previous Lost Ground

The reporting period began in the midst of a global financial crisis and a sharp economic downturn that punished most financial markets, including municipal bonds. Investors fled longer-term assets in favor of traditional safe havens such as money market funds and U.S. Treasury securities. Investor sentiment began to improve in the first quarter of 2009 as investors gained confidence that aggressive measures by government and monetary authorities would be effective.The Federal Reserve Board had injected massive amounts of liquidity into the banking system and reduced short-term interest rates to the unprecedented low level of 0% to 0.25%, while Congress enacted the $787 billion American Recovery and Reinvestment Act.

As assets flowed back into the municipal bond market, demand was particularly robust for lower-quality, higher-yielding securities. However, investors appeared to focus more carefully on underlying fundamentals, favoring bonds whose issuers seemed to be weathering the recession relatively well. Meanwhile, the supply of newly issued municipal bonds fell as federal stimulus funds reduced states’ and municipalities’ need for financing.

The economic downturn put pressure on the fiscal conditions of the state and city of NewYork, which were particularly hard-hit by massive job losses on Wall Street.As of the reporting period’s end, both the state and city were searching for ways to bridge projected revenue shortfalls.

Bias Toward Quality Bolstered Performance

During the downturn, we focused more intently on liquidity, favoring larger issues of securities that historically have been subject to strong demand from New York and national municipal bond investors.When making new purchases, we preferred higher-quality securities backed by pledged tax appropriations, private endowments or revenues from essential services facilities.We generally maintained the fund’s weighted average maturity in a range that was in line with industry averages to reduce risks associated with changing supply-and-demand dynamics. This strategy helped cushion the effects of heightened volatility among longer-term bonds during the reporting period.

Maintaining a Defensive Posture

New York has continued to struggle with fiscal challenges, including the ongoing effects of the downturn on Wall Street.Therefore, we have maintained a generally conservative investment posture, emphasizing higher-quality securities from local issuers that we regard as relatively insulated from state budget pressures.

June 15, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Class
I is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-NewYork residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors in 2007. Capital gains, if any, are fully taxable. Return figures provided reflect the absorption of certain expenses by The Dreyfus Corporation pursuant to an agreement in effect until July 31, 2009, at which time it may be extended, modified or terminated.
Had these expenses not been absorbed, the fund’s return would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-
grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus NewYork AMT-Free Municipal Bond Fund from December 1, 2008 to May 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2009†
	Class A	Class B	Class C	Class I

Expenses paid per $1,000††	$ 4.44	$ 7.04	$ 8.34	$ 3.61
Ending value (after expenses)	$1,093.70	$1,091.00	$1,089.60	$1,149.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2009†††
	Class A	Class B	Class C	Class I

Expenses paid per $1,000††††	$ 4.28	$ 6.79	$ 8.05	$ 3.68
Ending value (after expenses)	$1,020.69	$1,018.20	$1,016.95	$1,021.29

  From December 15, 2008 (commencement of initial offering) to May 31, 2009 for Class I shares.
  Expenses are equal to the fund’s annualized expense ratio of .85% for Class A, 1.35% for Class B and 1.60% for Class C, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one- half year period), and .73% for Class I, multiplied by the average account value over the period, multiplied by 168/365 (to reflect the actual days in the period).
  Please note that while Class I shares commenced initial offering on December 15, 2008, the Hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.
  This projection assumes that annualized expense ratios were in effect during the period December 1, 2008 to May 31, 2009.
  Expenses are equal to the fund’s annualized expense ratio of .85% for Class A, 1.35% for Class B, 1.60% for Class C and .73% for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.6%	Rate (%)	Date	Amount ($)	Value ($)

New York—88.5%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.25	11/15/27	2,000,000	1,710,420
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Bard College
Civic Facility)	5.00	8/1/22	775,000	789,523
Hempstead Industrial Development
Agency, Civic Facility Revenue
(Adelphi University Civic Facility)	5.00	10/1/30	1,565,000	1,538,692
Hempstead Industrial Development
Agency, Civic Facility Revenue
(Adelphi University Civic Facility)	5.00	10/1/35	1,500,000	1,432,305
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	6.00	5/1/29	1,370,000	993,757
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	1,500,000	1,649,415
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/19	1,000,000	1,059,320
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)
(Prerefunded)	5.13	1/1/12	1,225,000 [a]	1,343,727
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	1,000,000	1,110,360
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/31	1,500,000	1,460,490
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; AMBAC)	5.50	11/15/18	4,000,000	4,182,200

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York (continued)
Nassau County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Amsterdam at
Harborside Project)	6.50	1/1/27	1,250,000		1,040,125
New York City,
GO	5.38	12/1/20	150,000		154,138
New York City,
GO	5.00	8/1/21	2,000,000		2,078,040
New York City,
GO	5.25	8/15/24	1,420,000		1,462,174
New York City,
GO (Prerefunded)	5.38	12/1/11	850,000	[a]	942,641
New York City Housing Development
Corporation, Capital Fund
Program Revenue (New York City
Housing Authority Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/25	2,265,000		2,300,515
New York City Industrial
Development Agency, Civic
Facility Revenue (Vaughn
College of Aeronautics and
Technology Project)	5.25	12/1/36	1,000,000		629,730
New York City Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater New York Project)	5.00	8/1/36	4,000,000		3,564,640
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade
Center Project)	6.25	3/1/15	2,000,000		1,749,000
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium Project)
(Insured; Assured Guaranty)	7.00	3/1/49	2,500,000		2,843,725
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	1,000,000	[b]	1,054,020

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City Transitional Finance
Authority, Building Aid Revenue	4.50	1/15/38	2,000,000	1,736,440
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/25	1,000,000	1,012,270
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/36	2,000,000	1,964,900
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/25	1,205,000	1,260,936
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Prerefunded)	6.00	5/15/10	450,000 [a]	478,543
New York State Dormitory
Authority, Catholic Health
Services of Long Island
Obligated Group Revenue (Saint
Francis Hospital Project)	5.00	7/1/21	2,000,000	1,799,400
New York State Dormitory
Authority, Consolidated Second
General Resolution Revenue
(City University System)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/16	1,000,000	1,040,010
New York State Dormitory
Authority, FHA-Insured
Mortgage HR (The Long Island
College Hospital)	6.00	8/15/15	1,625,000	1,751,279
New York State Dormitory
Authority, FHA-Insured
Mortgage HR (The New York
and Presbyterian Hospital)
(Insured; FSA)	5.25	8/15/27	1,000,000	1,019,070
New York State Dormitory
Authority, Insured Revenue
(Manhattan College)
(Insured; Radian)	5.50	7/1/16	975,000	978,842

The Fund

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; AMBAC)	5.00	7/1/32	1,345,000	1,355,626
New York State Dormitory
Authority, LR (State University
Educational Facilities)
(Insured; FGIC) (Prerefunded)	5.50	7/1/11	1,000,000 [a]	1,093,770
New York State Dormitory
Authority, Revenue (Consolidated
City University System)	5.63	7/1/16	4,000,000	4,415,800
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FSA)	5.75	7/1/18	1,000,000	1,142,620
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/24	2,000,000	2,136,320
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/35	2,000,000	2,044,200
New York State Dormitory
Authority, Revenue (Fordham
University) (Insured;
Assured Guaranty)	5.00	7/1/33	1,000,000	1,001,400
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/35	1,000,000	982,780
New York State Dormitory
Authority, Revenue (Mental Health
Services Facilities Improvement)	5.00	2/15/28	880,000	874,650
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/19	1,000,000	982,840
New York State Dormitory
Authority, Revenue
(Mount Sinai NYU Health
Obligated Group)	5.50	7/1/26	2,000,000	1,999,860

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue (New York
State Department of Health)
(Insured; CIFG)	5.00	7/1/25	2,500,000	2,543,175
New York State Dormitory
Authority, Revenue (North
Shore-Long Island Jewish
Obligated Group)	5.00	5/1/25	2,750,000	2,723,105
New York State Dormitory
Authority, Revenue (NYU
Hospitals Center)	5.25	7/1/24	1,000,000	917,800
New York State Dormitory
Authority, Revenue (NYU
Hospitals Center)	5.00	7/1/26	1,000,000	787,260
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	1,500,000	1,120,410
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	6.00	7/1/33	3,250,000	3,436,258
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	5.88	5/15/17	2,000,000	2,293,260
New York State Dormitory
Authority, Revenue
(Teachers College)	5.38	3/1/29	2,000,000	2,054,840
New York State Dormitory
Authority, Revenue (The
Bronx-Lebanon Hospital
Center) (LOC; TD Bank)	6.50	8/15/30	2,000,000	2,140,940
New York State Dormitory
Authority, Revenue (University
of Rochester)	5.00	7/1/34	2,870,000	2,869,857
New York State Dormitory
Authority, South Nassau
Communities HR (Winthrop South
Nassau University Health
System Obligated Group)	5.50	7/1/23	1,650,000	1,526,366

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	3/15/34	1,575,000	1,590,860
New York State Thruway Authority,
General Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	1/1/27	3,000,000	3,084,240
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/25	2,000,000	2,078,440
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	2,000,000	2,043,640
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/19	3,000,000	3,225,450
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/22	2,000,000	2,114,600
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)	5.25	3/15/27	1,000,000	1,065,620
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (Economic
Development and Housing)
(Insured; AMBAC)	5.00	12/15/23	2,000,000	2,127,260
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)
(Insured; FGIC) (Prerefunded)	5.50	3/15/13	2,450,000 [a]	2,813,433
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP Facility)	5.55	11/15/15	1,970,000	1,847,289

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Orange County Industrial
Development Agency, Life Care
Community Revenue (Glenn
Arden, Inc. Project)	5.63	1/1/18	920,000	759,699
Port Authority of New York and
New Jersey (Consolidated
Bonds, 142nd Series)	5.00	7/15/23	2,000,000	2,122,400
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/31	1,000,000	978,000
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/36	1,000,000	946,540
Rensselaer County Industrial
Development Agency,
Civic Facility Revenue
(Rensselaer Polytechnic
Institute Project)	5.00	3/1/36	2,000,000	1,985,260
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/26	1,380,000	1,407,986
Schenectady Industrial
Development Agency,
Civic Facility Revenue
(Union College Project)	5.00	7/1/31	1,335,000	1,342,062
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/48	2,000,000	1,569,660
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue
Bonds (State Contingency
Contract Secured)	5.50	6/1/21	3,930,000	4,044,009
Triborough Bridge and Tunnel
Authority, General
Purpose Revenue	6.00	1/1/12	1,630,000	1,745,909

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/32	2,000,000	2,013,200
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/45	1,200,000	813,600
U.S. Related—9.1%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds (Prerefunded)	6.00	7/1/10	2,000,000 [a]	2,114,660
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	2,000,000	1,941,040
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty)	5.00	7/1/28	1,000,000	981,860
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/14	1,000,000	1,002,140
Puerto Rico Commonwealth,
Public Improvement GO
(Prerefunded)	5.25	7/1/16	1,180,000 [a]	1,406,053
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	1,500,000	1,403,160
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA) (Prerefunded)	5.63	7/1/10	2,000,000 [a]	2,128,200

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; National Public Finance
Guarantee Corp.) (Prerefunded)	5.75	7/1/10	1,500,000 [a]	1,591,875
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/46	1,000,000	810,660

Total Investments (cost $145,023,165)			97.6%	143,672,589
Cash and Receivables (Net)			2.4%	3,582,424
Net Assets			100.0%	147,255,013

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Purchased on a delayed delivery basis.

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	31.9
AA		Aa		AA	32.6
A		A		A	18.9
BBB		Baa		BBB	12.2
BB		Ba		BB	1.2
Not Rated[c]		Not Rated[c]		Not Rated[c]	3.2
					100.0

†	Based on total investments.
c	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 17

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2009 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		145,023,165 143,672,589
Cash				2,265,042
Interest receivable				2,465,363
Receivable for shares of Beneficial Interest subscribed				403,666
Prepaid expenses				30,474
			148,837,134
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				111,462
Payable for investment securities purchased				1,059,310
Payable for shares of Beneficial Interest redeemed				356,959
Accrued expenses				54,390
				1,582,121
Net Assets ($)			147,255,013
Composition of Net Assets ($):
Paid-in capital			150,787,504
Accumulated undistributed investment income—net				3,696
Accumulated net realized gain (loss) on investments				(2,185,611)
Accumulated net unrealized appreciation
(depreciation) on investments				(1,350,576)
Net Assets ($)			147,255,013

Net Asset Value Per Share
	Class A	Class B	Class C	Class I

Net Assets ($)	132,640,805	2,780,922	11,822,024	11,262
Shares Outstanding	9,581,940	200,884	854,023	814
Net Asset Value Per Share ($)	13.84	13.84	13.84	13.84

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2009 (Unaudited)

Investment Income ($):
Interest Income	3,718,500
Expenses:
Management fee—Note 3(a)	392,597
Shareholder servicing costs—Note 3(c)	228,030
Professional fees	62,038
Distribution fees—Note 3(b)	50,065
Registration fees	25,658
Custodian fees—Note 3(c)	8,808
Prospectus and shareholders’ reports	8,781
Trustees’ fees and expenses—Note 3(d)	3,957
Loan commitment fees—Note 2	2,214
Interest expense—Note 2	19
Miscellaneous	15,978
Total Expenses	798,145
Less—reduction in expenses
due to undertaking—Note 3(a)	(137,307)
Less—reduction in fees due to
earnings credits—Note 1(b)	(1,779)
Net Expenses	659,059
Investment Income—Net	3,059,441
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,164,786)
Net unrealized appreciation (depreciation) on investments	10,770,894
Net Realized and Unrealized Gain (Loss) on Investments	9,606,108
Net Increase in Net Assets Resulting from Operations	12,665,549

See notes to financial statements.

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2009	Year Ended
	(Unaudited)[a]	November 30, 2008

Operations ($):
Investment income—net	3,059,441	5,895,816
Net realized gain (loss) on investments	(1,164,786)	(968,461)
Net unrealized appreciation
(depreciation) on investments	10,770,894	(14,893,339)
Net Increase (Decrease) in Net Assets
Resulting from Operations	12,665,549	(9,965,984)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,785,354)	(5,288,112)
Class B Shares	(79,498)	(301,684)
Class C Shares	(190,668)	(303,694)
Class I Shares	(225)	—
Net realized gain on investments:
Class A Shares	—	(539,085)
Class B Shares	—	(40,258)
Class C Shares	—	(34,365)
Total Dividends	(3,055,745)	(6,507,198)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	13,223,052	42,287,369
Class B Shares	15,145	283,906
Class C Shares	1,251,443	4,843,462
Class I Shares	10,000	—
Dividends reinvested:
Class A Shares	2,203,594	4,560,479
Class B Shares	55,704	231,544
Class C Shares	136,963	243,844
Cost of shares redeemed:
Class A Shares	(19,528,415)	(39,050,221)
Class B Shares	(3,566,466)	(4,860,234)
Class C Shares	(172,801)	(2,125,649)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(6,371,781)	6,414,500
Total Increase (Decrease) in Net Assets	3,238,023	(10,058,682)
Net Assets ($):
Beginning of Period	144,016,990	154,075,672
End of Period	147,255,013	144,016,990
Undistributed investment income—net	3,696	—

	Six Months Ended
	May 31, 2009	Year Ended
	(Unaudited)[a]	November 30, 2008

Capital Share Transactions:
Class Ab
Shares sold	994,568	3,013,815
Shares issued for dividends reinvested	163,971	328,115
Shares redeemed	(1,486,212)	(2,782,324)
Net Increase (Decrease) in Shares Outstanding	(327,673)	559,606
Class Bb
Shares sold	1,118	20,159
Shares issued for dividends reinvested	4,163	16,568
Shares redeemed	(268,186)	(345,675)
Net Increase (Decrease) in Shares Outstanding	(262,905)	(308,948)
Class C
Shares sold	92,479	341,748
Shares issued for dividends reinvested	10,183	17,559
Shares redeemed	(13,113)	(151,893)
Net Increase (Decrease) in Shares Outstanding	89,549	207,414
Class I
Shares sold	814	—
Net Increase (Decrease) in Shares Outstanding	814	—

a	From December 15, 2008 (commencement of initial offering) to May 31, 2009 for Class I shares.
b	During the period ended May 31, 2009, 118,606 Class B shares representing $1,575,189, were automatically converted to 118,606 Class A shares and during the period ended November 30, 2008, 131,525 Class B shares representing $1,866,412 were automatically converted to 131,516 Class A shares.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2009			Year Ended November 30,

Class A Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	12.93	14.43	14.88	14.80	15.00	15.33
Investment Operations:
Investment income—net[a]	.29	.56	.57	.57	.56	.58
Net realized and unrealized
gain (loss) on investments	.91	(1.44)	(.42)	.33	(.17)	(.17)
Total from Investment Operations	1.20	(.88)	.15	.90	.39	.41
Distributions:
Dividends from
investment income—net	(.29)	(.56)	(.57)	(.58)	(.56)	(.58)
Dividends from net realized
gain on investments	—	(.06)	(.03)	(.24)	(.03)	(.16)
Total Distributions	(.29)	(.62)	(.60)	(.82)	(.59)	(.74)
Net asset value, end of period	13.84	12.93	14.43	14.88	14.80	15.00
Total Return (%)[b]	9.37[c]	(6.36)	1.06	6.25	2.58	2.71
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05[d]	.98	1.00	.98	.98	1.00
Ratio of net expenses
to average net assets	.85[d]	.86	.89	.88	.96	1.00[e]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	.01	.04	.03	.03	.06
Ratio of net investment income
to average net assets	4.36[d]	3.97	3.93	3.94	3.70	3.81
Portfolio Turnover Rate	5.42[c]	32.04	17.81	30.45	52.26	21.53
Net Assets, end of period
($ x 1,000)	132,641	128,135	134,892	142,631	144,978	153,173

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.
22

Six Months Ended
May 31, 2009			Year Ended November 30,

Class B Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	12.93	14.43	14.88	14.79	15.00	15.33
Investment Operations:
Investment income—net[a]	.24	.49	.49	.50	.48	.50
Net realized and unrealized
gain (loss) on investments	.93	(1.44)	(.41)	.33	(.18)	(.17)
Total from Investment Operations	1.17	(.95)	.08	.83	.30	.33
Distributions:
Dividends from
investment income—net	(.26)	(.49)	(.50)	(.50)	(.48)	(.50)
Dividends from net realized
gain on investments	—	(.06)	(.03)	(.24)	(.03)	(.16)
Total Distributions	(.26)	(.55)	(.53)	(.74)	(.51)	(.66)
Net asset value, end of period	13.84	12.93	14.43	14.88	14.79	15.00
Total Return (%)[b]	9.10[c]	(6.79)	.53	5.71	2.06	2.18
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.63[d]	1.52	1.53	1.50	1.50	1.51
Ratio of net expenses
to average net assets	1.35[d]	1.36	1.39	1.38	1.48	1.51[e]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	.01	.04	.03	.03	.06
Ratio of net investment income
to average net assets	3.87[d]	3.49	3.41	3.43	3.19	3.30
Portfolio Turnover Rate	5.42[c]	32.04	17.81	30.45	52.26	21.53
Net Assets, end of period
($ x 1,000)	2,781	5,997	11,147	19,390	24,710	30,960

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2009			Year Ended November 30,

Class C Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	12.93	14.43	14.88	14.80	15.00	15.33
Investment Operations:
Investment income—net[a]	.24	.45	.46	.47	.44	.46
Net realized and unrealized
gain (loss) on investments	.91	(1.44)	(.42)	.32	(.17)	(.17)
Total from Investment Operations	1.15	(.99)	.04	.79	.27	.29
Distributions:
Dividends from
investment income—net	(.24)	(.45)	(.46)	(.47)	(.44)	(.46)
Dividends from net realized
gain on investments	—	(.06)	(.03)	(.24)	(.03)	(.16)
Total Distributions	(.24)	(.51)	(.49)	(.71)	(.47)	(.62)
Net asset value, end of period	13.84	12.93	14.43	14.88	14.80	15.00
Total Return (%)[b]	8.96[c]	(7.07)	.30	5.46	1.81	1.94
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.80[d]	1.73	1.75	1.74	1.73	1.75
Ratio of net expenses
to average net assets	1.60[d]	1.61	1.64	1.63	1.71	1.75[e]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	.01	.04	.03	.03	.06
Ratio of net investment income
to average net assets	3.60[d]	3.22	3.16	3.19	2.95	3.06
Portfolio Turnover Rate	5.42[c]	32.04	17.81	30.45	52.26	21.53
Net Assets, end of period
($ x 1,000)	11,822	9,885	8,036	6,553	7,552	9,072

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.
24

Six Months Ended
May 31, 2009[a]
Class I Shares	(Unaudited)

Per Share Data ($):
Net asset value, beginning of period	12.29
Investment Operations:
Investment income—net[b]	.32
Net realized and unrealized
gain (loss) on investments	1.51
Total from Investment Operations	1.83
Distributions:
Dividends from investment income—net	(.28)
Net asset value, end of period	13.84
Total Return (%)	14.94[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.76[d]
Ratio of net expenses to average net assets	.73[d]
Ratio of net investment income
to average net assets	4.48[d]
Portfolio Turnover Rate	5.42[c]
Net Assets, end of period ($ x 1,000)	11

a	From December 15, 2008 (commencement of initial offering) to May 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New York AMT-Free Municipal Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal, New York state and New York city personal income taxes to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

On November 3, 2008, the Board of Trustees approved, effective December 15, 2008, adding Class I shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class I. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge (“CDSC”). Class B shares automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend re-investment and permitted exchanges of Class B shares. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or service fees. Class I shares are offered without a front-end sales charge or CDSCs. Each class of shares has identical rights and privileges, except with respect to distribution and service fees, the allocation of certain transfer agency costs and voting rights on matters affecting a single class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2009 MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class I shares of the fund.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Assets ($)
Investments in
Securities	—	143,672,589	—	143,672,589
Other Financial
Instruments†	—	—	—	—
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have

Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carry-

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

overs, if any, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $1,023,151 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2008. If not applied, the carryover expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2008 was as follows: tax exempt income $5,894,117 and long-term capital gains $613,081.The tax characters of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended May 31, 2009 was approximately $1,400, with a related weighted average annualized interest rate of 1.37%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed, until July 31, 2009, to waive receipt of its fees and/or assume the expenses of the fund’s Class A, Class B and Class C shares so that the expenses (exclusive of Rule 12b-1 fees, shareholder services fees, taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses) do not exceed .60% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking amounted to $137,305 during the period ended May 31, 2009.The Manager had undertaken from December 15, 2008 through May 31, 2009 to reduce the expenses paid by Class I shares, to the extent that Class I shares aggregate annual expenses, exclusive of certain expenses as described above, exceed an annual rate of .75% of the value of the average daily net assets of Class I shares. The reduction in expenses for Class I shares, pursuant to the undertaking amounted to $2 during the period ended May 31, 2009.

During the period ended May 31, 2009, the Distributor retained $8,710 from commissions earned on sales of the fund’s Class A shares and $11,133 and $2,329 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended May 31, 2009, Class B and Class C shares were charged $10,282 and $39,783, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of ..25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2009, Class A, Class B and Class C shares were charged $160,039, $5,141 and $13,261, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2009, the fund was charged $22,067 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2009, the fund was charged $1,779 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash maanagement agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2009, the fund was charged $8,808 pursuant to the custody agreement.

During the period ended May 31, 2009, the fund was charged $3,291 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $68,975, Rule 12b-1 distribution plan fees $8,581, shareholder services plan fees $31,350, custody fees $9,097, chief compliance officer fees $1,150 and transfer agency per account fees $10,803, which are offset against an expense reimbursement currently in effect in the amount of $18,494.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2009, amounted to $7,559,150 and $11,115,561, respectively.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended May 31, 2009, FAS 161 disclosures did not impact the notes to the financial statements.

At May 31, 2009, the accumulated net unrealized depreciation on investments was $1,350,576, consisting of $3,927,459 gross unrealized appreciation and $5,278,035 gross unrealized depreciation.

At May 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 33

For More Information

Dreyfus
New York AMT-Free
Municipal Bond Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: PSNYX Class B: PRNBX Class C: PNYCX Class I: DNYIX

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2009, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2009 MBSC Securities Corporation

0021SA0509

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York AMT-Free Municipal Bond Fund

By:	/s/ J. David Officer

J. David Officer,
President

Date:	July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer,
President

Date:	July 23, 2009

By:	/s/ James Windels

James Windels,
Treasurer

Date:	July 23, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)